Related Party Transactions (Details) - USD ($)		1 Months Ended				2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Feb. 10, 2021	Jun. 30, 2023	Jun. 30, 2021	Jun. 16, 2021	Jun. 15, 2021	Jun. 07, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 07, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Current liabilities		$ 1,914,000									$ 1,914,000			$ 178,000
Long term liabilities														$ 2,212,000
Research and development costs		$ 283,000				$ 974,000		$ 747,000		$ 1,989,000		$ 1,674,000
Ordinary shares (in Shares)								3,716,149				3,716,149
Share unit (in Shares)		3,722,355									3,722,355			3,722,355
Subscription amount	$ 25,000
Related party loans								$ 40,000				$ 40,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.0001									$ 0.0001			$ 0.0001
Ordinary shares (in Shares)		142,711,590									142,711,590			142,711,590
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.0001									$ 0.0001			$ 0.0001
Ordinary shares (in Shares)		67,352,271									67,352,271			67,352,271
RICE ACQUISITION CORP. II [Member]
Related Party Transactions (Details) [Line Items]
Total sponsor					$ 10,000
Total value of membership interests													$ 25,000,000
Received from sponsor (in Shares)	7,187,500
Share purchased (in Shares)	7,187,600
Aggregate amount	$ 26,000						$ 200,000,000							$ 200,000,000
Received share units	1,000
Received share amount	25,000
Subscription amount	25,000
Share issued (in Shares)														19,525,000
Outstanding shares percentage							20.00%							20.00%
Loan borrowed				$ 167,000
Working capital loans							$ 1,500,000							$ 1,500,000
Price per warrant (in Dollars per share)							$ 1							$ 1
Sponsor for office space					$ 10,000
Agreement amount							$ 30,000		$ 30,000
Incurred fees													$ 65,000	$ 120,000
RICE ACQUISITION CORP. II [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeited (in Shares)				1,127,500			1,127,500							1,127,500
RICE ACQUISITION CORP. II [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Founder shares percentage							20.00%							20.00%
Share price (in Dollars per share)														$ 0.35
Related party loans	$ 300,000
RICE ACQUISITION CORP. II [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Received share units							$ 345,026,000							$ 345,026,000
Share issued (in Shares)							19,525,000
Share price (in Dollars per share)							$ 1							$ 1
Shares issued (in Shares)							10,900,000							10,900,000
Generating proceeds							$ 10,900,000							$ 10,900,000
Price per warrant (in Dollars per share)							$ 1							$ 1
RICE ACQUISITION CORP. II [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001						$ 0.0001						$ 0.0001	$ 0.0001
Ordinary shares (in Shares)			8,625,000				8,625,000						8,625,000	8,625,000
Sponsor owned shares (in Shares)			8,535,000
Refers ordinary shares (in Shares)							8,624,900							8,624,900
RICE ACQUISITION CORP. II [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.0001						$ 0.0001	$ 0.0001
Ordinary shares (in Shares)	2,500						2,500						2,500	2,500
Refers ordinary shares (in Shares)							2,500
RICE ACQUISITION CORP. II [Member] | Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)							$ 11.5							$ 11.5
RICE ACQUISITION CORP. II [Member] | Capital Unit, Class A [Member]
Related Party Transactions (Details) [Line Items]
Share unit (in Shares)	100													100
Received share units	$ 1,000
Share subscribed units (in Shares)	2,500
RICE ACQUISITION CORP. II [Member] | Capital Unit, Class B [Member]
Related Party Transactions (Details) [Line Items]
Share unit (in Shares)			8,534,900
Sponsor forfeiture (in Shares)			90,000
Share issued (in Shares)			30,000
Share outstanding (in Shares)			8,624,900
RICE ACQUISITION CORP. II [Member] | Opco Class A Units [Member]
Related Party Transactions (Details) [Line Items]
Share outstanding (in Shares)							2,600						2,600	2,600
Refers ordinary shares (in Shares)							100
Business Combination [Member] | RICE ACQUISITION CORP. II [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)							$ 12							$ 12
Business Combination [Member] | RICE ACQUISITION CORP. II [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)							$ 12							$ 12
IPO [Member] | RICE ACQUISITION CORP. II [Member]
Related Party Transactions (Details) [Line Items]
Related party loans	$ 300,000
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Current liabilities		$ 1,914,000									$ 1,914,000			$ 178,000
Long term liabilities		$ 0									$ 0			$ 2,212,000
Purchase option (in Shares)		711,111									711,111
Cost of services		$ 0						84,000		0		26,000
Related Party [Member] | Occidental Petroleum [Member]
Related Party Transactions (Details) [Line Items]
Purchase option (in Shares)		247,655									247,655
Membership interests		$ 79,054,000									$ 79,054,000
Shares of class B common stock (in Shares)											7,905,279
Related Party [Member] | Baker Hughes Energy Services LLC [Member]
Related Party Transactions (Details) [Line Items]
Research and development costs		5,459,000						3,745,000		11,713,000		5,771,000
Total value of membership interests		147,000				$ 1,959,000		587,000		3,902,000		717,000
Related Party [Member] | Exelon New Energy Corporation [Member]
Related Party Transactions (Details) [Line Items]
Total sponsor		14,000						69,000		79,000		136,000
Related Party [Member] | LE2 [Member]
Related Party Transactions (Details) [Line Items]
Total sponsor		87,000						305,000		530,000		606,000
Related Party [Member] | 8 Rivers [Member]
Related Party Transactions (Details) [Line Items]
Total sponsor		$ 14,000						$ 58,000		$ 101,000		$ 115,000
Related Party [Member] | Amended and Restated JDA, Payable [Member] | Baker Hughes Energy Services LLC [Member]
Related Party Transactions (Details) [Line Items]
Total sponsor											$ 140,000
Related Party [Member] | Amended and Restated JDA, Cash [Member] | Baker Hughes Energy Services LLC [Member]
Related Party Transactions (Details) [Line Items]
Total sponsor											70,000
Related Party [Member] | Amended and Restated JDA, Equity [Member] | Baker Hughes Energy Services LLC [Member]
Related Party Transactions (Details) [Line Items]
Total sponsor											$ 70,000